SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FDIC insured limit	$ 250,000
Unrecognized tax benefits	0	$ 0
Accrual for interest and penalties	2,000	1,000
Open World Ltd. [Member]
Accounts Receivable	1,211,696	13,463,445
FDIC insured limit	250,000
Unrecognized tax benefits	0	0
Accrual for interest and penalties	0	0
Accrued expenses and other current liabilities	105,011	49,168
Pension expense	$ 55,843	$ 39,901